As filed with the Securities and Exchange	Registration No. 033-75996*
Commission on July 16, 2009	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 39 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485
	on	pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2009 as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment
No. 39 by reference to Registrant’s filing under Rule 497(c) as filed on May 5, 2009 and under
Rule 497(e) as filed on June 26, 2009.

A supplement dated July 16, 2009 to the Prospectus is included in Part A of this Post-Effective
Amendment No. 39.

ING Life Insurance and Annuity Company
and its
Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored
Deferred Compensation

Supplement dated July 16, 2009 to the Contract Prospectus dated May 1, 2009, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current variable annuity
Contract Prospectus for future reference.

Tables 3, 4, 5 and 6 in Appendix V - Condensed Financial Information in the Contract Prospectus are
deleted in their entirety and replaced with the attached.

X.75996-09B	Page 1 of 22	July 2009

Condensed Financial Information (continued)

TABLE 3
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.008
Value at end of period	$6.54	$11.51	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	9,033	9,505	9,923	5,068	4,777	10,189	7,142	21,607	16,498	2,630
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.568
Value at end of period	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	47,824	32,934	34,848	40,092	47,386	44,573	41,012	40,659	55,310	10,587
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626	$20.415
Value at end of period	$16.77	$24.73	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626
Number of accumulation units outstanding at end of period	3,725	4,707	5,432	7,843	7,769	7,083	5,689	7,168	7,201	8,236
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Value at end of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Number of accumulation units outstanding at end of period	381,493	507,337	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Value at end of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Number of accumulation units outstanding at end of period	218,532	345,239	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	172,394	206,681	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786
Value at end of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419
Number of accumulation units outstanding at end of period	102,748	128,515	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	43,595	52,762	76,452	72,193	54,597	23,696	19,632
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.72	$12.53	$12.47	$11.64
Value at end of period	$7.26	$13.72	$12.53	$12.47
Number of accumulation units outstanding at end of period	5,386	7,688	13,141	2,986
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period	$12.57	$12.99	$11.02	$11.02	$10.14	$7.82	$10.02
Value at end of period	$7.82	$12.57	$12.99	$11.02	$11.02	$10.14	$7.82
Number of accumulation units outstanding at end of period	4,172	4,661	4,046	4,737	20,197	6,281	1,835
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	9,419	11,063	19,669	20,575	15,264	9,102	6,554

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BARON ASSET PORTFOLIO
Value at beginning of period	$10.85	$10.09	$9.85
Value at end of period	$6.32	$10.85	$10.09
Number of accumulation units outstanding at end of period	1,844	1,290	244
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	37,553	46,886	44,011	54,363	63,158	36,427	6,057
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$2.94	$4.95	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	87,832	94,120	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$10.67
Value at end of period	$6.27	$10.40
Number of accumulation units outstanding at end of period	168,583	207,180
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.23	$10.83
Value at end of period	$6.66	$10.23
Number of accumulation units outstanding at end of period	2,444	646
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$13.53	$13.15	$11.69	$11.40	$10.64	$8.36
Value at end of period	$8.12	$13.53	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	17,493	20,225	18,414	31,022	37,945	34,134
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.51	$12.60	$11.21	$10.21
Value at end of period	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	10,099	4,250	6,053	7,130
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	14,267
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$9.68
Value at end of period	$7.84	$13.46
Number of accumulation units outstanding at end of period	125,599	142,179
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.04
Value at end of period	$5.33
Number of accumulation units outstanding at end of period	3,924
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.58	$17.98	$13.40	$10.05
Value at end of period	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	29,473	55,181	43,810	63,149
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	31,510	39,064	36,505	41,698	29,365	14,775	525

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$12.63	$13.01	$12.43
Value at end of period	$8.74	$12.63	$13.01
Number of accumulation units outstanding at end of period	1,028	785	4,012
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.53	$16.98	$13.31	$12.78
Value at end of period	$10.87	$19.53	$16.98	$13.31
Number of accumulation units outstanding at end of period	20,475	25,645	16,949	2,625
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Value at end of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Number of accumulation units outstanding at end of period	165,318	200,911	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.21	$12.08	$11.48	$10.91
Value at end of period	$4.93	$11.21	$12.08	$11.48
Number of accumulation units outstanding at end of period	2,824	3,066	3,092	2,032
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.94
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	637
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.12	$10.79	$10.33
Value at end of period	$6.99	$11.12	$10.79
Number of accumulation units outstanding at end of period	73,715	99,330	3,699
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$13.30	$11.80	$11.39	$10.98
Value at end of period	$7.84	$13.30	$11.80	$11.39
Number of accumulation units outstanding at end of period	6,924	12,526	13,390	7,541
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.13	$15.22	$12.43	$10.80
Value at end of period	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	20,092	16,177	15,978	7,806
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.29	$13.92	$12.59	$12.39	$11.29	$10.57
Value at end of period	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	11,332	13,895	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.54	$14.74	$11.41	$10.92
Value at end of period	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	30,144	29,354	12,746	7,718
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.23	$11.78
Value at end of period	$5.40	$11.23
Number of accumulation units outstanding at end of period	20,699	2,447
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$10.01
Value at end of period	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	567,230	768,015	872,887	946,187

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.83	$12.65
Value at end of period	$7.77	$12.83
Number of accumulation units outstanding at end of period	701	515
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.88
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	208,418	279,773	212,296	235,801
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912
Value at end of period	$10.07	$18.23	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875
Number of accumulation units outstanding at end of period	19,374	33,082	39,840	46,693	48,730	62,049	84,933	114,785	133,052	172,425
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03
Value at end of period	$14.10	$22.17	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93
Number of accumulation units outstanding at end of period	14,498	24,269	31,622	38,388	41,858	48,691	66,506	68,336	27,040	23,354
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.46	$11.28	$10.48	$10.37
Value at end of period	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	5,889	15,164	18,217	2,701
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	136,665	130,491	137,250	130,040	63,478	56,188	25,283
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.11	$9.34
Value at end of period	$6.29	$9.11
Number of accumulation units outstanding at end of period	152,126	207,381
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.23	$10.79	$10.03
Value at end of period	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	11,545	11,519	4,375
ING PIONEER HIGH YIELD PORTFOLIO
Value at beginning of period	$11.08	$10.58	$10.24
Value at end of period	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	5,720	5,360	81
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.07	$10.84
Value at end of period	$7.33	$11.07
Number of accumulation units outstanding at end of period	38,919	68,107
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.33
Value at end of period	$6.63
Number of accumulation units outstanding at end of period	191
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$12.07	$11.68	$10.68	$10.27
Value at end of period	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	26,625	53,358	36,675	3,299

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2025 PORTFOLIO
Value at beginning of period	$12.53	$12.13	$10.91	$10.57
Value at end of period	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	14,940	67,172	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$12.97	$12.47	$11.07	$10.68
Value at end of period	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	2,678	74,641	29,208	292
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.38	$12.81	$11.27	$10.54
Value at end of period	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	7,599	32,059	8,108	274
ING SOLUTION INCOME PORTFOLIO
Value at beginning of period	$11.35	$10.92	$10.30	$10.17
Value at end of period	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	0	24,564	22,776	13,351
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.76	$12.38	$10.93	$10.61
Value at end of period	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	182,397	196,921	137,634	13,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.93
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	477,757	612,088	691,090	810,723
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$16.97	$16.68	$14.18	$13.81	$12.17	$10.71
Value at end of period	$10.78	$16.97	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	53,533	67,056	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	102,326	145,889	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	465,424
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Value at end of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Number of accumulation units outstanding at end of period	97,407	114,239	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Value at end of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Number of accumulation units outstanding at end of period	181,081	194,855	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.40
Value at end of period	$5.51
Number of accumulation units outstanding at end of period	1,238
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	21,624	25,650	38,300	49,773	50,628	22,950	12,024

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.98
Value at end of period	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	413,810	523,595	608,591	666,187
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.82	$12.65	$11.04	$10.73
Value at end of period	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	21,054	16,997	27,501	40,000
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.99	$12.30	$10.47
Value at end of period	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	16,106	11,382	19,762
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929
Value at end of period	$21.26	$29.94	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603
Number of accumulation units outstanding at end of period	720,069	917,406	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907
Value at end of period	$15.90	$25.81	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883
Number of accumulation units outstanding at end of period	1,651,069	2,022,081	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.55	$9.71
Value at end of period	$5.31	$9.55
Number of accumulation units outstanding at end of period	13,631	19,590
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772
Value at end of period	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044
Number of accumulation units outstanding at end of period	101,252	152,052	181,789	209,639	306,916	308,018	288,486	331,962	331,181	347,854
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Value at end of period	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455
Number of accumulation units outstanding at end of period	54,704	76,035	92,921	113,380	133,131	165,078	138,191	107,714	90,357	6,907
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Value at end of period	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645
Number of accumulation units outstanding at end of period	47,803	66,583	77,992	96,703	93,290	97,816	128,310	51,505	28,764	15,816
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27
Value at end of period	$18.75	$20.74	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988
Number of accumulation units outstanding at end of period	532,304	677,264	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	41,951	52,582	48,900	40,383	49,802	21,662	5,856
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	10,376	8,891	8,499	6,964	4,829	12,645	32
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Value at end of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Number of accumulation units outstanding at end of period	471,161	456,245	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633
Value at end of period	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617
Number of accumulation units outstanding at end of period	16,288	23,459	30,663	36,008	52,194	52,308	49,493	51,364	64,122	19,165
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	5,261	3,963	2,093	4,457	5,867	12,598	8,679
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064
Value at end of period	$14.53	$19.25	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875
Number of accumulation units outstanding at end of period	41,708	52,539	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855
Value at end of period	$13.63	$21.59	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905
Number of accumulation units outstanding at end of period	39,243	71,729	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095
Value at end of period	$13.94	$20.31	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431
Number of accumulation units outstanding at end of period	37,418	52,633	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	51,763	81,031	89,758	118,882	56,030	24,027	5,655
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.99	$13.32	$11.72	$10.11
Value at end of period	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	3,576	4,955	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.82	$10.83	$10.87	$10.85
Value at end of period	$10.85	$11.82	$10.83	$10.87
Number of accumulation units outstanding at end of period	59,704	24,234	13,841	7,646
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.73	$10.13
Value at end of period	$5.25	$12.73
Number of accumulation units outstanding at end of period	44,507	62,506
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$12.00	$11.48	$10.88
Value at end of period	$7.66	$12.00	$11.48
Number of accumulation units outstanding at end of period	12,719	27,456	17,337
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$10.20
Value at end of period	$5.63	$10.48
Number of accumulation units outstanding at end of period	10,310	20,265
WANGER SELECT
Value at beginning of period	$15.90	$14.72	$12.45	$11.31
Value at end of period	$8.00	$15.90	$14.72	$12.45
Number of accumulation units outstanding at end of period	29,378	41,614	20,523	1,868

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$14.10	$13.55	$12.72	$11.91
Value at end of period	$8.40	$14.10	$13.55	$12.72
Number of accumulation units outstanding at end of period	2,755	4,490	5,887	1,160

TABLE 4
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$11.27	$10.21	$10.34
Value at end of period	$6.38	$11.27	$10.21
Number of accumulation units outstanding at end of period	559	920	1,299
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483	$8.933
Value at end of period	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	1,815	1,182	854	855	854	855	2,326	2,154
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052	$19.649
Value at end of period	$20.45	$36.11	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052
Number of accumulation units outstanding at end of period	20,495	20,937	22,815	24,289	27,014	27,755	24,256	20,194	19,458	20,988
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147	$17.325
Value at end of period	$14.61	$25.87	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147
Number of accumulation units outstanding at end of period	15,631	14,946	16,563	12,587	16,493	15,134	13,069	11,575	4,142	8,863
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072
Value at end of period	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822
Number of accumulation units outstanding at end of period	10,152	10,324	8,619	10,322	11,460	10,940	9,054	11,273	13,914	23,653
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287	$13.727
Value at end of period	$12.93	$23.36	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287
Number of accumulation units outstanding at end of period	1,466	1,044	1,542	1,126	1,598	2,046	837	846	878	1,319
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.32	$18.01	$15.62	$14.58	$12.64
Value at end of period	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	3,126	2,816	2,890	2,646	2,287
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.63	$12.48	$12.45	$12.95
Value at end of period	$7.19	$13.63	$12.48	$12.45
Number of accumulation units outstanding at end of period	1,604	3,836	241	1,544

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$14.88	$15.55	$13.68	$12.87	$12.86
Value at end of period	$10.76	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	647	667	619	566	78
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$18.03	$17.25	$15.20	$14.37	$11.40	$8.06
Value at end of period	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	37	110	2,534	2,760	1,709	905
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$10.754
Value at end of period	$2.88	$4.86	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	5,392	4,786	11,217	21,304	24,497	27,034	17,615	13,314	8,565
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.38	$10.66
Value at end of period	$6.24	$10.38
Number of accumulation units outstanding at end of period	3,982	4,612
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$13.01	$12.68	$11.31	$11.05	$10.34	$8.91
Value at end of period	$7.79	$13.01	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	110	86	66	2,283	3,164	2,433
ING GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.74
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	2,303
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.42	$9.68
Value at end of period	$7.80	$13.42
Number of accumulation units outstanding at end of period	9,098	5,846
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.42	$17.90	$13.38	$10.97
Value at end of period	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	16,919	17,668	18,582	2,810
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$17.23	$17.09	$14.89	$13.93	$11.73	$11.44
Value at end of period	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	2,338	2,062	5,496	1,757	1,517	178
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.35	$16.87	$14.57
Value at end of period	$10.75	$19.35	$16.87
Number of accumulation units outstanding at end of period	746	709	27
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843	$19.405
Value at end of period	$9.68	$16.16	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843
Number of accumulation units outstanding at end of period	6,505	6,464	6,923	12,873	12,320	12,216	6,742	7,437	12,426	11,547
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.07	$10.93
Value at end of period	$6.94	$11.07
Number of accumulation units outstanding at end of period	1,961	1,915

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.01	$15.16	$13.94
Value at end of period	$8.96	$18.01	$15.16
Number of accumulation units outstanding at end of period	2,608	4,498	3,704
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.72	$14.37	$13.03	$12.85	$11.68
Value at end of period	$11.26	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	681	681	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
Value at beginning of period	$18.42	$14.68	$11.39	$10.88
Value at end of period	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	1,862	3,021	2,285	460
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.18	$13.51	$11.62	$10.01
Value at end of period	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	34,332	41,754	49,930	50,578
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.43	$10.67	$9.99	$9.88
Value at end of period	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	5,828	5,633	3,575	3,653
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Value at end of period	$9.78	$17.75	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713
Number of accumulation units outstanding at end of period	1,328	2,221	1,531	1,444	1,392	1,935	1,844	8,427	9,672	5,532
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96
Value at end of period	$13.69	$21.59	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801
Number of accumulation units outstanding at end of period	655	1,415	1,544	1,417	1,276	2,047	0	3,848	762	299
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period		$11.23	$10.91
Value at end of period		$11.38	$11.23
Number of accumulation units outstanding at end of period		0	5,217
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	23,946	20,443	23,071	17,478	25,605	21,337	17,743
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.07	$9.31
Value at end of period	$6.25	$9.07
Number of accumulation units outstanding at end of period	3,611	4,539
ING PIONEER FUND PORTFOLIO
Value at beginning of period	$11.18	$10.78	$10.47
Value at end of period	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	0	997	234
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.02	$11.81
Value at end of period	$7.28	$11.02
Number of accumulation units outstanding at end of period	8,022	6,802

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING SOLUTION 2015 PORTFOLIO
Value at beginning of period	$11.99	$11.64	$10.58
Value at end of period	$8.64	$11.99	$11.64
Number of accumulation units outstanding at end of period	16,174	4,809	1,012
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.68	$12.33	$11.28
Value at end of period	$9.05	$12.68	$12.33
Number of accumulation units outstanding at end of period	19,592	19,833	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.29	$11.90	$11.07
Value at end of period	$7.44	$13.29	$11.90
Number of accumulation units outstanding at end of period	31,481	31,954	32,009
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.84	$17.57	$14.98	$14.63	$13.41
Value at end of period	$11.30	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	246	246	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068
Value at end of period	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773
Number of accumulation units outstanding at end of period	10,533	11,616	10,772	13,075	11,358	9,106	5,445	9,150	9,182	10,244
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.66	$11.21
Value at end of period	$7.41	$12.66
Number of accumulation units outstanding at end of period	0	319
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987	$26.598
Value at end of period	$18.70	$31.51	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987
Number of accumulation units outstanding at end of period	3,271	3,111	3,626	4,283	6,218	6,266	3,746	3,303	4,077	3,143
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834	$15.414
Value at end of period	$10.22	$17.23	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834
Number of accumulation units outstanding at end of period	8,494	7,454	6,991	6,069	6,637	9,364	11,476	12,675	15,099	18,743
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$13.64	$14.17	$12.42	$12.18	$11.03
Value at end of period	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	2,560	2,212	1,954	1,686	572
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.07	$11.84	$10.66	$9.80
Value at end of period	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	5,717	5,680	6,307	6,949
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.73	$12.60	$11.02	$11.05
Value at end of period	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	2,832	901	661	17
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$9.95	$12.28	$12.36
Value at end of period	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	1,203	542	2,568
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436	$21.834
Value at end of period	$20.65	$29.15	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436
Number of accumulation units outstanding at end of period	9,940	10,980	9,161	11,014	10,164	9,943	14,552	16,028	16,800	28,079

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686	$24.80
Value at end of period	$15.44	$25.13	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686
Number of accumulation units outstanding at end of period	42,279	48,547	46,438	46,556	48,536	52,583	64,045	80,698	91,088	134,360
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691
Value at end of period	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887
Number of accumulation units outstanding at end of period	8,128	8,849	8,674	15,814	18,218	19,668	20,458	25,188	24,239	31,248
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Value at end of period	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403
Number of accumulation units outstanding at end of period	5,733	5,868	8,794	8,898	12,293	14,643	10,079	5,969	1,566	1,361
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Value at end of period	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604
Number of accumulation units outstanding at end of period	5,451	5,898	7,295	7,192	9,103	6,964	6,481	4,090	964	1,041
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893	$14.208
Value at end of period	$18.20	$20.19	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893
Number of accumulation units outstanding at end of period	3,190	4,410	5,556	10,101	8,892	9,061	13,060	13,589	7,623	22,155
ING VP INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.36
Value at end of period	$5.91
Number of accumulation units outstanding at end of period	896
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	11,588	10,564	7,999	7,471	6,238	5,676	4,254
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806	$12.372
Value at end of period	$14.95	$14.78	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806
Number of accumulation units outstanding at end of period	9,473	18,675	2,330	1,714	1,715	3,356	8,794	4,687	6,362	28,274
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574
Value at end of period	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497
Number of accumulation units outstanding at end of period	1,898	2,606	2,728	2,579	4,684	4,087	1,379	1,605	1,843	1,733
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.74	$17.98	$16.84	$16.46	$15.93				$14.774	$14.003
Value at end of period	$14.11	$18.74	$17.98	$16.84	$16.46				$14.898	$14.774
Number of accumulation units outstanding at end of period	847	847	885	848	848				0	502
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783	$15.786
Value at end of period	$13.24	$21.02	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783
Number of accumulation units outstanding at end of period	2,191	2,740	2,861	2,862	2,865	2,270	670	671	775	1,438
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.77	$19.03	$17.37	$16.84	$16.85				$16.319	$15.03
Value at end of period	$13.54	$19.77	$19.03	$17.37	$16.84				$15.812	$16.319
Number of accumulation units outstanding at end of period	0	500	500	501	475				0	470
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$14.54	$14.68	$13.28	$12.45	$10.19	$7.54
Value at end of period	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	12,220	11,228	10,963	13,830	2,673	533

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$12.90	$13.26	$13.35
Value at end of period	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	2,137	112	2,659
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$11.97
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	6,952
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.71	$11.33
Value at end of period	$5.23	$12.71
Number of accumulation units outstanding at end of period	59	2,270
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.89	$11.62
Value at end of period	$7.57	$11.89
Number of accumulation units outstanding at end of period	2,028	6,180
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.46	$10.32
Value at end of period	$5.61	$10.46
Number of accumulation units outstanding at end of period	0	564
WANGER SELECT
Value at beginning of period	$15.75	$14.62	$13.43
Value at end of period	$7.90	$15.75	$14.62
Number of accumulation units outstanding at end of period	1,504	3,306	2,757
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$13.97	$13.46	$13.02
Value at end of period	$8.30	$13.97	$13.46
Number of accumulation units outstanding at end of period	649	412	230

TABLE 5
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735
Value at end of period	$21.06	$37.09	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217
Number of accumulation units outstanding at end of period	12,125	18,196	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40
Value at end of period	$15.05	$26.57	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272
Number of accumulation units outstanding at end of period	22,407	24,016	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155
Value at end of period	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999
Number of accumulation units outstanding at end of period	3,860	4,116	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$24.00	$20.71	$17.76	$15.11	$13.46	$12.60
Value at end of period	$13.32	$24.00	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	47	18,290	17,029	23,281	2,467	680
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period		$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period		$5.04	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period		0	3,642	3,642	14,402	0	1,785	7,505	7,135
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.41	$10.67
Value at end of period	$6.28	$10.41
Number of accumulation units outstanding at end of period	12,302	13,169
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$9.68
Value at end of period	$7.84	$13.46
Number of accumulation units outstanding at end of period	2,443	2,442
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489
Value at end of period	$9.97	$16.60	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04
Number of accumulation units outstanding at end of period	6,491	6,500	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.29	$13.92	$12.59	$12.39	$11.29	$10.60
Value at end of period	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	0	948	948	1,079	1,213	1,354
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.29	$13.57	$11.65	$9.72
Value at end of period	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	18,704	20,539	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.51	$10.72	$10.01	$9.89
Value at end of period	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	32,501	4,627	10,508	11,136
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$22.17	$22.86
Value at end of period	$14.10	$22.17
Number of accumulation units outstanding at end of period	5,303	5,304
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.39	$11.95	$11.09	$9.48
Value at end of period	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	17,418	17,064	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146
Value at end of period	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922
Number of accumulation units outstanding at end of period	5,446	6,163	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.28
Number of accumulation units outstanding at end of period	8,167

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713
Value at end of period	$19.26	$32.37	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254
Number of accumulation units outstanding at end of period	3,715	4,644	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481
Value at end of period	$10.53	$17.70	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963
Number of accumulation units outstanding at end of period	74,615	84,934	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.16	$11.89	$10.69	$9.81
Value at end of period	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	6,325	10,552	18,613	22,007
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015
Value at end of period	$21.88	$30.74	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762
Number of accumulation units outstanding at end of period	107,148	118,074	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005
Value at end of period	$16.36	$26.50	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069
Number of accumulation units outstanding at end of period	659,379	793,302	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304
Value at end of period	$19.07	$21.07	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042
Number of accumulation units outstanding at end of period	110,037	121,126	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425
Value at end of period	$15.40	$15.19	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894
Number of accumulation units outstanding at end of period	81,227	142,592	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$29.13	$29.81
Value at end of period	$19.83	$29.13
Number of accumulation units outstanding at end of period	4,067	4,067
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141
Value at end of period	$15.13	$19.97	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497
Number of accumulation units outstanding at end of period	5,339	5,341	5,340	5,339	23,796	20,520	22,791			0
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942
Value at end of period	$14.20	$22.40	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066
Number of accumulation units outstanding at end of period	9,861	10,406	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179
Value at end of period	$14.52	$21.08	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579
Number of accumulation units outstanding at end of period	2,679	2,679	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939

Condensed Financial Information (continued)

		TABLE 6
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2008	2007	2006	2005	2004	2003	2002

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$16.53	$16.71
Value at end of period	$11.44	$16.53
Number of accumulation units outstanding at end of period	2,838	218
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$11.90	$20.91	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	43,318	47,295	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.83	$16.73	$14.05	$13.40	$12.13	$8.78
Value at end of period	$9.56	$16.83	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	8,694	14,069	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.42	$13.85	$13.09	$12.49	$12.19	$8.80
Value at end of period	$9.12	$17.42	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,510	1,881	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$21.73	$18.70	$15.98	$13.56	$12.04	$8.09
Value at end of period	$12.09	$21.73	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	6,271	7,686	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$17.78	$18.39	$15.87	$14.73	$12.02	$8.31
Value at end of period	$11.80	$17.78	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	2,664	2,770	4,658	4,270	3,783	1,539
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
Value at beginning of period			$13.27	$13.23	$12.14	$8.82
Value at end of period			$15.68	$13.27	$13.23	$12.14
Number of accumulation units outstanding at end of period			0	235	533	328
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$12.82	$17.62	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	4,900	7,406	6,920	7,446	12,846	13,234	3,605
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$10.91	$10.77
Value at end of period	$6.37	$10.91
Number of accumulation units outstanding at end of period	122	23,825
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$12.04	$20.69	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	3,680	5,994	5,517	13,288	11,637	8,762	1,709
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$16.58	$14.07	$13.24	$11.96	$12.23	$8.44
Value at end of period	$9.89	$16.58	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	865	586	578	311	223	223

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$10.67
Value at end of period	$6.31	$10.43
Number of accumulation units outstanding at end of period	888	888
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$16.46	$15.96	$14.15	$13.75	$12.80	$11.20
Value at end of period	$9.91	$16.46	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	32	0	57	219	1,126	1,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
Value at beginning of period	$13.62	$12.67	$11.82
Value at end of period	$9.62	$13.62	$12.67
Number of accumulation units outstanding at end of period	500	341	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.89	$13.13	$11.85	$11.34
Value at end of period	$8.88	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	0	2,236	24,440	2,004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.51	$11.53
Value at end of period	$7.89	$13.51
Number of accumulation units outstanding at end of period	2,664	894
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.78	$18.07	$13.43	$11.51
Value at end of period	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,998	12,640	6,331	3,706
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.01	$19.74	$17.10	$15.92	$13.32	$10.67
Value at end of period	$13.27	$20.01	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	10,795	14,664	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period		$13.08	$12.54
Value at end of period		$12.73	$13.08
Number of accumulation units outstanding at end of period		0	2,199
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$19.75	$17.12	$13.38	$12.45
Value at end of period	$11.02	$19.75	$17.12	$13.38
Number of accumulation units outstanding at end of period	2,861	1,146	2,529	8
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$16.02	$16.44	$15.05	$13.63	$12.55	$8.77
Value at end of period	$9.65	$16.02	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	201	550	1,079	723	1,505	5,591
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$11.30	$12.14	$10.87
Value at end of period	$4.99	$11.30	$12.14
Number of accumulation units outstanding at end of period	737	738	738
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$11.18	$11.01
Value at end of period	$7.04	$11.18
Number of accumulation units outstanding at end of period	2,999	5,914

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.27	$15.30	$12.46	$12.28
Value at end of period	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,286	938	120	10,241
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$14.50	$14.07	$12.69	$12.45	$11.43
Value at end of period	$11.15	$14.50	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	1,626	3,097	5,430	21,505	11,810
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.69	$14.81	$11.43	$11.48
Value at end of period	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	9,389	13,846	0	11,181
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.41	$13.65	$11.68	$10.02
Value at end of period	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	27,487	37,111	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
Value at beginning of period	$11.61	$10.78	$10.03	$9.91
Value at end of period	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	9,583	11,365	11,291	15,502
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$16.23	$13.90	$13.67	$12.62	$11.88	$9.04
Value at end of period	$8.99	$16.23	$13.90	$13.67	$12.62	$11.88
Number of accumulation units outstanding at end of period	913	913	0	228	228	228
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$15.20	$14.90	$12.96	$12.23	$11.21	$8.61
Value at end of period	$9.70	$15.20	$14.90	$12.96	$12.23	$11.21
Number of accumulation units outstanding at end of period	722	560	841	842	855	855
ING PIMCO HIGH YIELD PORTFOLIO
Value at beginning of period	$11.55	$11.33	$10.70
Value at end of period	$8.86	$11.55	$11.33
Number of accumulation units outstanding at end of period	0	3,954	819
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$12.48	$12.62	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	25,977	11,918	12,143	12,229	12,683	20,489	5,896
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.16	$9.38
Value at end of period	$6.34	$9.16
Number of accumulation units outstanding at end of period	14,118	13,817
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.14	$10.79
Value at end of period	$7.79	$11.14
Number of accumulation units outstanding at end of period	1,429	2,656
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.12	$11.96
Value at end of period	$7.39	$11.12
Number of accumulation units outstanding at end of period	7,490	4,921

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.75
Value at end of period	$8.28
Number of accumulation units outstanding at end of period	439
ING SOLUTION 2045 PORTFOLIO
Value at beginning of period	$13.49	$12.88	$11.69
Value at end of period	$8.04	$13.49	$12.88
Number of accumulation units outstanding at end of period	405	405	140
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$12.86	$12.44	$10.95	$10.80
Value at end of period	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	35,283	33,570	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$13.50	$12.02	$11.12	$9.93
Value at end of period	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	1,316	1,834	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.21	$16.86	$14.29	$13.88	$13.49
Value at end of period	$10.96	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	10,490	12,336	12,308	3,655	1,867
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.75	$16.31	$14.53	$13.82	$12.68	$9.30
Value at end of period	$10.16	$17.75	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	8,699	34,631	7,393	7,203	4,347	3,154
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20
Value at end of period	$6.30
Number of accumulation units outstanding at end of period	2,857
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$16.40	$15.44	$13.34	$13.26	$11.86	$8.79
Value at end of period	$9.79	$16.40	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287	287	287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.35	$16.25
Value at end of period	$9.76	$16.35
Number of accumulation units outstanding at end of period	244	585
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$16.31	$16.85	$14.68	$14.32	$12.38	$10.11
Value at end of period	$10.26	$16.31	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	6,878	7,588	8,808	12,292	15,765	7,313
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$12.27	$11.96	$10.71	$10.00
Value at end of period	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	17,039	8,513	8,390	8,585
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period		$12.71	$11.37
Value at end of period		$12.92	$12.71
Number of accumulation units outstanding at end of period		0	1,680

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$10.04	$12.32	$10.58
Value at end of period	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	2,862	2,373	1,569
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$14.71	$14.07	$12.91	$12.51	$11.54	$9.56
Value at end of period	$10.48	$14.71	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	0	82,646	93,249	91,215	12	12
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$9.73	$15.75	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	27,883	34,872	40,044	39,142	49,972	69,060	94,985
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$11.66	$12.14
Value at end of period	$6.49	$11.66
Number of accumulation units outstanding at end of period	777	777
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.01	$15.39	$13.56	$12.99	$11.86	$9.01
Value at end of period	$9.96	$16.01	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	88,182	87,265	86,929	95,129	1,294	2,725
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$18.20	$17.41	$16.06	$14.59	$12.63	$9.09
Value at end of period	$11.25	$18.20	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	3,346	3,204	8,450	7,610	8,759	6,665
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.09	$18.40	$16.32	$15.31	$12.66	$8.72
Value at end of period	$11.25	$17.09	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,465	2,088	2,858	3,127	2,974	1,290
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.58	$11.97	$11.62	$11.37	$10.94	$10.51
Value at end of period	$11.40	$12.58	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,166	5,124	4,483	3,884	6,479	4,656
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$11.71	$20.65	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	1,944	2,417	2,267	2,632	4,296	8,319	3,553
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$11.07	$10.63	$10.23	$10.12	$10.02	$10.02
Value at end of period	$11.26	$11.07	$10.63	$10.23	$10.12	$10.02
Number of accumulation units outstanding at end of period	19,892	24,749	68,143	9,105	0	3,292
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$18.69	$17.82	$15.40	$14.10	$12.44	$8.49
Value at end of period	$12.76	$18.69	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	416	416	416	416	955	1,096
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.79	$15.40	$13.81	$12.78	$11.71	$10.99
Value at end of period	$10.89	$16.79	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	20,180	234	1,419	234	234	234
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.42
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	4,516

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.90	$14.26	$12.95	$12.72
Value at end of period	$10.26	$14.90	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,933	3,581	3,282	2,925
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$10.69	$17.79	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	2,703	3,760	3,512	3,370	5,485	2,838	4,844
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$13.09	$13.38	$12.59
Value at end of period	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	815	671	2,461
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.52
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	33
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.76	$10.74
Value at end of period	$5.28	$12.76
Number of accumulation units outstanding at end of period	3,285	952
WANGER INTERNATIONAL SMALL CAP
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.50	$10.07
Value at end of period	$5.66	$10.50
Number of accumulation units outstanding at end of period	7,910	6,449
WANGER SELECT
Value at beginning of period	$16.07	$14.83	$12.96
Value at end of period	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	703	589	412

VARIABLE ANNUITY ACCOUNT B
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2008
		-	Statements of Operations for the year ended December 31, 2008
		-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2008, 2007 and 2006
		-	Consolidated Balance Sheets as of December 31, 2008 and 2007
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2008, 2007 and 2006
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution of the Board of Directors of Aetna Life Insurance and Annuity
Company establishing Variable Annuity Account B ·Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement ·Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216) as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (G-CDA-HF) ·Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
	(4.2)	Variable Annuity Contract (IA-CDA-IA) ·Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.

(4.3)	Variable Annuity Contract (G-CDA-HD) ·Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75982), as filed on April 22, 1996.
(4.4)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) ·Incorporated by reference to Post-Effective Amendment
No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.5)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-
HO, GLID-CDA-HO and GSD-CDA-HO ·Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
033-75996), as filed on February 16, 2000.
(4.6)	Variable Annuity Contract Certificate GTCC-HF ·Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 033-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD ·Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) ·Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
033-75964), as filed on February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) ·Incorporated by reference to
Post-Effective Amendment No. 21 to Registration Statement on Form N-4
(File No. 033-75996), as filed on February 16, 2000.
(4.10)	Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.11)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO ·Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.13)	Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.14)	Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD ·Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August
30, 1996.
(4.15)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO ·Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.

(4.16)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD ·Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April
13, 1998.
(4.17)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
and GSD-CDA-HO ·Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
August 30, 1996.
(4.18)	Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
and GSD-CDA-HO ·Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on
August 30, 1996.
(4.19)	Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-
HO ·Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO ·Incorporated
by reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 11, 2000.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO ·Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
033-81216), as filed on February 15, 2002.
(4.22)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.24)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
GTCC-HO, G-CDA-HD, GTCC-HD, G-CDA-HF and GTCC-HF ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(4.25)	Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate
GTCC-HD(XC) HF ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.

(4.26)	Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-
CDA-HO, GTCC-HO, GTCC-HO(X) and GTCC-HD(XC) HF ·Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on April 14, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-IA) ·Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on August 19, 1997.
(5.2)	Variable Annuity Contract Application (710.00.141) ·Incorporated by
reference to Post-Effective Amendment No. 13 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1,
2007) of ING Life Insurance and Annuity Company ·Incorporated by
reference to ING Life Insurance and Annuity Company annual report on Form
10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective October 1, 2007 ·Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 31, 2008.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM
Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company ·Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June
30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance Company and Annuity Company and Aetna Investment Services,
LLC ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April
13, 2004.

(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. ·Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.8)	Fund Participation Agreement dated as of April 30, 2003 among Golden
American Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.9)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company, Southland Life Insurance Company, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING American
Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company ·Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File
No. 333-105319), as filed on July 17, 2003.

(8.10)	Amendment No. 1 entered into as of January 1, 2008 to the Business
Agreement dated April 30, 2003 by and among ING USA Annuity and Life
Insurance Company (formerly known as Golden American Life Insurance
Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING American Equities, Inc.,
Directed Services, Inc., American Funds Distributors, Inc. and Capital Research
and Management Company ·Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
153338), as filed on November 14, 2008.
(8.11)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.12)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.13)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company
·Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 19, 1998.
(8.14)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.15)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation ·Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.

(8.16)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation ·Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.17)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation ·Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 9, 1998.
(8.18)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.19)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.20)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.21)	Fund Participation Agreement dated February 1, 1994 and amended December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distribution Corporation ·Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 11, 1997.

(8.22)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation ·Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.23)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation ·Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 033-75248), as filed on February 24, 1998.
(8.24)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.25)	Eighth Amendment dated December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.26)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.27)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund I, Variable Insurance Products Fund II,
Variable Insurance Product Fund V and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.28)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC ·Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.29)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 and by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation ·Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.30)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.31)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No.
033-75962), as filed on November 21, 2006.
(8.32)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.33)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.

(8.34)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-139695), as filed on July 6, 2007.
(8.35)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.36)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.37)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 2, 2003, ING
Investors Trust) and Directed Services, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-4
(File No. 033-23512), as filed on August 1, 2003.
(8.38)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.39)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC ·Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.

(8.40)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 ·Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.41)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.42)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.43)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.44)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.45)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 ·Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.

(8.46)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 ·Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.47)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.48)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.
(8.49)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING
Life Insurance and Annuity Company to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001, as amended on March 5,
2002 ·Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April
10, 2003.
(8.50)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 ·Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.51)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.52)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.

(8.53)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.54)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.55)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.56)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.57)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.58)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.59)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.60)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.61)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.62)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.63)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.64)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.65)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

(8.66)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.
(8.67)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 ·Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.68)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) ·Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.69)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.70)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.71)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company ·Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.
(8.72)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October
16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. ·Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.73)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company and Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. ·Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.74)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer
Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March
11, 1997 ·Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.75)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended December 1, 1999 ·Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 11, 2007.
(8.76)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 · Incorporated by reference to
Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 15, 2008.
(8.77)	Service Agreement effective as of March 11, 1997 between
OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.78)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.79)	Administrative Services Agreement dated May 1, 2007 between OpCap
Advisors, LLC and ING Life Insurance and Annuity Company and its affiliates
·Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.80)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.81)	First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.82)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.83)	First Amendment dated August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company dated as of May 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.84)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.85)	First Amendment dated August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC (“PIMCO”), ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and
Allianz Global Investors Distributors LLC effective as of May 1, 2004 ·
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.86)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.87)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity
Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. ·Incorporated by reference to Post-Effective Amendment No.
27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.
(8.88)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance
and Annuity Company f/k/a Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated
July 1, 2001 ·Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April
13, 2005.
(8.89)	Amendment No. 2 is made and entered into as of August 15, 2007 to
Participation Agreement between Pioneer Variable Contracts Trust, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Pioneer Investment Management, Inc.
and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 ·Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.
(8.90)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. ·Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.91)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company ·Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.92)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company. ·Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.93)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger
Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment
No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
August 18, 2008.
(8.94)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-134760), as filed on July 27, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures ·Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Bridget M. Healy[3]	Director
David A. Wheat[4]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[4]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[4]	Senior Vice President, Tax
Valerie G. Brown[4]	Senior Vice President
Brian D. Comer[1]	Senior Vice President
Ralph Ferraro[1]	Senior Vice President
Daniel H. Hanlon[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
David S. Pendergrass[4]	Senior Vice President and Treasurer
Stephen J. Preston[6]	Senior Vice President
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[4]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[7]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Dianne Bogoian[1]	Vice President
Mary A. Broesch[6]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[7]	Vice President
Nancy D. Clifford[1]	Vice President
Patricia M. Corbett[7]	Vice President
Kimberly Curley[8]	Vice President and Actuary
William Delahanty[4]	Vice President
Elizabeth A. Edwards[8]	Vice President
Joseph Elmy[4]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[5]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[4]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
June P. Howard[4]	Vice President
Christine Hurtsellers[2]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[4]	Vice President
Richard K. Lau[6]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[4]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[6]	Vice President
Christopher P. Lyons[4]	Vice President, Investments
Gilbert E. Mathis[4]	Vice President, Investments
Gregory R. Michaud[4]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[4]	Vice President
Maurice M. Moore[4]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[6]	Vice President
Todd E. Nevenhoven[7]	Vice President
Tracey Polsgrove[1]	Vice President
Deborah J. Prickett[7]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Robert A. Richard[1]	Vice President
Linda E. Senker[6]	Vice President, Compliance
Spencer T. Shell[4]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[7]	Vice President
Alice Su6	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[8]	Vice President
William J. Wagner[8]	Vice President
Kurt W. Wassenar[4]	Vice President, Investments
Christopher R. Welp[7]	Vice President
Michellen A. Wildin[8]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[9]	Secretary
Eric G. Banta[8]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[4]	Assistant Secretary
Daniel F. Hinkel[4]	Assistant Secretary
Joseph D. Horan[4]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[4]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[4]	Assistant Secretary
James M. May, III[4]	Assistant Secretary
Tina M. Nelson[9]	Assistant Secretary
Melissa A. O’Donnell[9]	Assistant Secretary
Randall K. Price[8]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[4]	Tax Officer
Terry L. Owens[4]	Tax Officer
James H. Taylor[4]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of this director is 5780 Powers Ferry road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these directors and this officer is 230 Park Avenue, New York, New York 10169.

4	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

5	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

6	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

8	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

ING GROEP
U.S. FINANCIAL SERVICES

		ING GROEP N.V. (The Netherlands)
		No FEIN-Non-Insurer

	ING VERZEKERINGEN N.V. (The Netherlands)
		No FEIN Non-Insurer

	ING INSURANCE INTERNATIONAL B.V. (The Netherlands)
	No FEIN Non-Insurer EIN# 98-0159264

ING AMERICA INSURANCE HOLDINGS, INC.
(Delaware) Non-Insurer 52-1222820

	ING North America Insurance Corporation
	Non-Insurer (Delaware) 52-1317217

	ING Payroll Management, Inc.
	Non-Insurer (Delaware) 52-2197204

	ING Risk Management (Bermuda) Limited Non-Insurer
	Non-US Taxpayer - No FEIN Assigned

	Lion II Custom Investments LLC (Delaware)
	Non-Insurer 52-1222820

	Lion Connecticut Holdings Inc.
	Non-Insurer (Connecticut) 02-0488491

	ING Brokers Network, LLC (Delaware)
	Non-Insurer 52-2215129

	ING Insurance Agency, Inc.
Non-Insurer (California) 84-1490645

06/30/09	ING Insurance Agency, Inc. of Texas
	Non-Insurer 74-2946531

Page 1	Multi-Financial Group, LLC
Non - Insurer (Georgia) 58-1827264

	Multi-Financial Securities Corporation
	Non-Insurer (Colorado) 84-0858799

	Multi-Financial Securities Corporation Insurance Agency of
	Nevada, Inc. Non-Insurer (California) 94-3145434

	MFSC Insurance Agency of Nevada,
	Inc. Non-Insurer (Nevada) 84-1482296

	IB Holdings LLC Non-Insurer
	(Virginia) 41-1983894

	The New Providence Ins. Co. LTD
	Insurer (Cayman Islands) 98-0161114

	ING Financial Partners, Inc.
	Non-Insurer (Minnesota) 41-0945505

	ING International Insurance Holdings, Inc.
	Non-Insurer (Connecticut) 06-1028458

	ALICA Holdings, Inc. Non-Insurer	2
	20-5299942 (Connecticut)

	ILICA Inc.	3
	06-1067464 Insurer (Connecticut)

	ING International Nominee Holdings, Inc.
	06-0952776 Non-Insurer (Connecticut)

	AII 1, LLC
	Non-Insurer (Connecticut) No tax id

	AII 2 LLC
	Non-Insurer (Connecticut) No tax id

	AII 3 LLC
	Non-Insurer (Connecticut) No tax id

	AII 4 LLC
	Non-Insurer (Connecticut) No tax id

	ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003

	ING Investment Management Co.
	Non-Insurer (Connecticut) 06-0888148

06/30/09	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer (Bermuda)

Page 2	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627

	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444

	ING Alternative Asset Management LLC
	Non-Insurer (Delaware) 13-3863170

	Armada Capital SA de CV
	Non-Insurer (Mexico)

	Armada Latin America Opportunity Fund GP, Ltd.
	Non-Insurer (Cayman Islands)

	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171

	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604

	Furman Selz Investment II LLC	4
	Non-Insurer (Delaware) 13-3929304

	ING Furman Selz Investments III LLC	5
	Non-Insurer (Delaware) 13-4127836

	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)

	ING Equity Holdings Inc.
	Non-Insurer 13-3778184

	ING Ghent Asset Management LLC
	Non-Insurer (New York) 13-4003969

	ING Investment Management Services LLC
	Non-Insurer (New York) 13-3856628

	ING Multi-Strategies Management (LUX)
	S.A.
	Non-Insurer (Luxembourg)

	ING Pomona Holdings LLC
	Non-Insurer 13-4152011

	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600

	Pomona Management LLC
	Non-Insurer (Delaware) 13-4149700

06/30/09	ING Capital Corporation, LLC
	Non-Insurer (Delaware) 86-1020892

Page 3	ING Funds Services, LLC
	Non-Insurer (Delaware) 86-1020893

	ING Funds Distributor, LLC
	Non-Insurer (Delaware) 03-0485744

	ING Pilgrim Funding, Inc.
	Non-Insurer (Delaware) 06-1501895

	ING Investments, LLC
	Non-Insurer (Arizona) 03-0402099

ING Life Insurance and Annuity Company
Insurer (Connecticut) 71-0294708 NAIC 86509

	Directed Services LLC
	Non-Insurer (Delaware) 14-1984144

	ING Financial Advisers, LLC
	Non-Insurer (Delaware) 06-1375177

	ING National Trust Non-Insurer (Minnesota)
	41-1966125

	ING Retail Holding Company, Inc.
	Non-Insurer (Connectiut) 06-1527984

	ING Insurance Services Holding Company, Inc.
	Non-Insurer (Connecticut) 06-1475329

	ING Insurance Services, Inc.
	Non-Insurer (Connecticut) 06-1465377

	ING Insurance Services of Massachusetts, Inc.
	Non-Insurer (Massachusetts) 04-3370454

	FNI International, Inc.
	Non-Insurer (California) 33-0048439

	FN Insurance Services, Inc.
	Non-Insurer (California) 33-0232417

	FN Insurance Agency of New Jersey, Inc.
	Non-Insurer (New Jersey) 22-3693416

06/30/09	FN Insurance Services of Nevada, Inc.
	Non-Insurer (Nevada) 88-0319907

Page 4	FN Insurance Agency of Kansas, Inc.
	Non-Insurer (Kansas) 43-1878293

	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382

	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808

	ING Services Holding Company, Inc.
	Non-Insurer (Connecticut) 06-1527982

Systematized Benefits Administrators, Inc.
Non-Insurer (Connecticut) 06-0889923

	ING USA Annuity and Life Insurance Company
	Insurer (Iowa) NAIC #80942 41-0991508

	PrimeVest Financial Services, Inc.
	Non-Insurer (Minnesota) 41-1483314

	Bancnorth Investment Group, Inc.
	Non-Insurer (Minnesota)41-1735462

	Branson Insurance Agency, Inc.
	Non-Insurer (Massachusetts) 04-3116141

	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522

	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322

	Guaranty Brokerage Services, Inc.
	Non-Insurer (California) 68-0165121

	PrimeVest Insurance Agency of Alabama, Inc.
	Non-Insurer (Alabama) 41-1786871

	Primevest Insurance Agency of Nevada, Inc.
	Non-Insurer (Nevada) 61-1426263

	PrimeVest Insurance Agency of New Mexico, Inc.
	Non-Insurer (New Mexico) 85-0422391

	PrimeVest Insurance Agency of Ohio, Inc.
	Non-Insurer (Ohio) 31-1388789

	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	Non-Insurer (Oklahoma) 73-1455177

06/30/09	PrimeVest Insurance Agency of Texas, Inc.	1
	Non-Insurer (Texas) 74-2703790

Page 5	PrimeVest Insurance Agency of Wyoming, Inc.
	Non-Insurer (Wyoming) 41-1996927

	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105

	ING Re (UK) Limited
	Insurer (United Kingdom)

	ReliaStar Life Insurance Company of New York
	Insurer (New York) 53-0242530 NAIC 61360

	Whisperingwind I, LLC
	Insurer (South Carolina) 14-1981620

	Whisperingwind II, LLC
	Insurer (South Carolina) 32-0185577

	Roaring River, LLC
	Insurer (Missouri) 26-3355951 NAIC 13583

	ING Institutional Plan Services, LLC
	Non-Insurer (Delaware) 04-3516284)

	ING Investment Advisors, LLC
	Non-Insurer (New Jersey) 06-00083408

Australia Retirement Services holding, LLC
Non-Insurer (Delaware) 26-0037599

ING Wealth Solutions LLC
Non-Insurer (Delaware) 26-3757394

Security Life Assignment Corp.
Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company (Colorado)
Insurer (Colorado) 84-0499703 NAIC #68713

ING America Equities, Inc.
Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company
Insurer (Indiana) NAIC #66109 35-0838945

Whisperingwind III, LLC
Insurer (South Carolina) 35-2282787

Security Life of Denver International Limited
Insurer (Bermuda) 98-0138339

06/30/09	Lion Custom Investments LLC
Non-Insurer (Delaware) 98-0138339

Page 6	ING Financial Products Company, Inc.
Non-Insurer (Delaware) 26-1956344

1	Company owned by individual pursuant to state law, Shareholder agreement with parent company.

2	ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.

3	ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc. and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA, Inc.

4	Furman Selz Investments II LLC owned 94% by ING Investment Management Alternative Assets LLC

5	ING Furman Selz Investments III LLC owned 84.5% by ING Investment Management Alternative Assets LLC

Item 27. Number of Contract Owners

As of June 30, 2009, there were 57,217 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Libby J. Soong[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
Todd Smiser	Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$2,501,353.46
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2008.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company’s long- term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 16th day of July, 2009.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Catherine H. Smith*
Catherine H. Smith
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 39 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) July
Thomas J. McInerney		) 16, 2009
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX

Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	_________
24(b)(10)	Consent of Independent Registered Public Accounting Firm	_________
24(b)(13.1)	Powers of Attorney	_________